Loss Per Share - Schedule of Antidilutive Common Stock Equivalents (Details) - DiamiR Biosciences Corp. [Member] - shares	12 Months Ended
	May 31, 2025	May 31, 2024
Stock options [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	511,950	511,950
Restricted Stock [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares	88,000	88,000
Warrants [Member]
Schedule of Antidilutive Common Stock Equivalents [Line Items]
Antidilutive shares		29,336